Related party transactions - Summary of Remuneration of Directors (Details) - USD ($)	6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure of transactions between related parties [abstract]
Key management personnel compensation, short-term employee benefits	$ 1,783,342	$ 539,009
Key management personnel compensation, share-based payment	8,030,239	605,957
Key Management Personnel Compensation, Fees And Benefits	1,599,261	339,846
Key management personnel compensation	$ 11,412,842	$ 1,484,812